Purchases and other expenses - Broadcasting rights and equipment inventories - Tabular disclosure (Details) - EUR (€) € in Millions	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Document Information [Line Items]
Inventories	€ 952	€ 814	€ 906	€ 965
Gross carrying amount [member]
Document Information [Line Items]
Handset inventories	593	485	534
Other products/services sold	77	75	78
Available broadcasting rights	102	93	89
Other supplies	242	223	270
Inventories	1,015	874	970
Accumulated impairment [member]
Document Information [Line Items]
Inventories	€ (64)	€ (60)	€ (63)